INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2015
INCOME TAXES [Abstract]
Schedule of Income (Loss) Before Income Taxes

        The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	February 28, 2015	February 28, 2014
Canada	(24,558)	(22,021)
Luxembourg	322	(12,989)
India	2,721	(155)
China	991	951
Other	605	273

	(19,919)	(33,941)

Schedule of Reported Income Tax Provision Reconciliation

        The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net income (loss), for the following reasons:

	2015	2014
Income (loss) before income taxes	(19,919)	(33,941)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	(5,279)	(8,994)
Foreign tax rate differences	(177)	3,235
Non-deductible expenses and non-taxable income	(105)	(577)
Change in valuation allowances	6,682	8,307
Share issue costs	(435)	—
Expiry of unrecognized tax credits	—	1,079
Research and development tax credits	(894)	(959)
Prior year adjustments	859	(1,669)
Other	66	(24)

	717	398

Schedule of Deferred Tax Assets and Liabilities

        The Company's deferred tax assets and liabilities include the following significant components:

	2015	2014
SR&ED expenditures	7,845	7,595
Research and development tax credits	14,052	13,980
Income tax loss carry forwards	32,643	27,785
Income and expense reserves	192	122
Book and tax differences on assets	1,486	602
Share issue expenses	591	102
Capital loss	19,015	19,015

Gross future tax assets	75,824	69,201
Valuation allowance	(74,278)	(67,596)

Net deferred tax assets	1,546	1,605